Stockholders' Equity - Computation of Basic and Diluted Net Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Stockholders' Equity
Numerator: net (loss) earnings	$ (243.1)	$ (25.1)	$ (69.8)	$ 3.5	$ (5.0)	$ 4.9	$ (9.9)	$ 13.6	$ 5.8	$ (96.4)	$ 14.4	$ (24.1)
Weighted average common shares:
Basic weighted average common shares	23.1				21.2					22.3	20.1	20.1
Effect of dilutive securities - Dilutive securities											0.1
Diluted weighted average common shares	23.1				21.2					22.3	20.2	20.1
Basic net (loss) earnings per share:
Basic net earnings (loss) per common share (in dollars per share)	$ (10.52)	$ (1.09)	$ (3.10)	$ 0.16	$ (0.24)	$ 0.24	$ (0.49)	$ 0.68	$ 0.29	$ (4.32)	$ 0.72	$ (1.20)
Diluted net (loss) earnings per share:
Diluted net earnings (loss) per common share (in dollars per share)	$ (10.52)	$ (1.09)	$ (3.10)	$ 0.16	$ (0.24)	$ 0.24	$ (0.49)	$ 0.68	$ 0.29	$ (4.32)	$ 0.71	$ (1.20)